Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	June 30, 2018	December 31, 2017

Leasehold improvements	$47,129	$-
Furniture and fixtures	27,488	11,057
Computer equipment and software	22,701	1,843
Total cost	97,318	12,900
Accumulated depreciation	1,612	245
Net property and equipment	$95,706	$12,655